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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21042

Morgan Stanley Small-Mid Special Value Fund
                         (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
           (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                        (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2005

Date of reporting period: January 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY SMALL-MID SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

NUMBER OF
 SHARES                                                                  VALUE
---------                                                            -------------
           COMMON STOCKS (95.0%)
           Advertising/Marketing Services (1.0%)
  36,200   R.H. Donnelley Corp.*                                     $   2,143,040
                                                                     -------------

           Aerospace & Defense (3.4%)
  51,600   Alliant Techsystems, Inc.*                                    3,435,528
 104,900   DRS Technologies, Inc.*                                       4,258,940
                                                                     -------------
                                                                         7,694,468
                                                                     -------------
           Agricultural Commodities/Milling (1.5%)
  60,000   Bunge Ltd.                                                    3,392,400
                                                                     -------------

           Air Freight/Couriers (1.5%)
  71,500   CNF Inc.                                                      3,354,065
                                                                     -------------

           Apparel/Footwear Retail (2.1%)
  62,900   New York & Company, Inc.*                                     1,100,750
  88,200   Stage Stores, Inc.*                                           3,486,546
                                                                     -------------
                                                                         4,587,296
                                                                     -------------
           Broadcasting (1.0%)
 265,900   Sinclair Broadcast Group, Inc. (Class A)                      2,188,357
                                                                     -------------

           Chemicals: Agricultural (1.9%)
 261,700   Agrium Inc.(ADR) (Canada)                                     4,223,838
                                                                     -------------

           Chemicals: Specialty (2.1%)
 93,000    Cytec Industries, Inc.                                        4,743,000
                                                                     -------------

           Computer Peripherals (1.6%)
 114,500   Storage Technology Corp.*                                     3,605,605
                                                                     -------------

           Containers/Packaging (4.3%)
 220,200   Owens-Illinois, Inc.*                                         5,002,944
 205,000   Pactiv Corp.*                                                 4,553,050
                                                                     -------------
                                                                         9,555,994
                                                                     -------------
           Data Processing Services (1.6%)
 240,000   BISYS Group, Inc. (The)*                                      3,688,800
                                                                     -------------

           Department Stores (1.5%)
 233,400   Saks, Inc.*                                                   3,321,282
                                                                     -------------

           Electric Utilities (3.5%)
 170,700   PNM Resources Inc.                                            4,306,761
 145,600   Puget Energy, Inc.                                            3,497,312
                                                                     -------------
                                                                         7,804,073
                                                                     -------------
           Electrical Products (1.5%)
  69,100   Hubbell, Inc. (Class B)                                       3,421,832
                                                                     -------------

           Electronic Equipment/Instruments (1.1%)
 157,700   Creo Inc.(ADR)(Canada)*                                       2,550,056
                                                                     -------------

           Finance/Rental/Leasing (1.2%)
  59,850   Doral Financial Corp. (Puerto Rico)                           2,588,513
                                                                     -------------

           Financial Conglomerates (2.3%)
 273,700   Conseco Inc.*                                                 5,213,985
                                                                     -------------

           Food: Meat/Fish/Dairy (1.2%)
  86,400   Smithfield Foods, Inc.*                                       2,615,328
                                                                     -------------

           Gas Distributors (2.9%)
  93,400   AGL Resources, Inc.                                           3,236,310
 121,100   MDU Resources Group, Inc.                                     3,238,214
                                                                     -------------
                                                                         6,474,524
                                                                     -------------

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
           Investment Managers (1.0%)
  76,000   Federated Investors, Inc. (Class B)                           2,232,880
                                                                     -------------

           Life/Health Insurance (3.0%)
  96,100   Reinsurance Group of America, Inc.                            4,518,622
  42,000   Torchmark Corp.                                               2,293,200
                                                                     -------------
                                                                         6,811,822
                                                                     -------------
           Major Banks (2.0%)
 163,400   Popular, Inc.(Puerto Rico)                                    4,359,512
                                                                     -------------

           Medical Specialties (2.7%)
 217,000   Applera Corp. - Applied Biosystems Group                      4,350,850
  26,824   Fisher Scientific International, Inc.*                        1,693,936
                                                                     -------------
                                                                         6,044,786
                                                                     -------------
           Medical/Nursing Services (3.3%)
 228,300   Apria Healthcare Group, Inc.*                                 7,488,240
                                                                     -------------

           Miscellaneous Manufacturing (5.8%)
   3,200   Ametek, Inc.                                                    122,240
 112,400   Carlisle Companies, Inc.                                      7,089,068
 112,200   Teleflex Inc.                                                 5,694,150
                                                                     -------------
                                                                        12,905,458
                                                                     -------------
           Movies/Entertainment (0.9%)
 203,500   Crown Media Holdings, Inc. (Class A)*                         1,929,180
                                                                     -------------

           Oil & Gas Production (1.2%)
  70,000   Pioneer Natural Resources Co.                                 2,687,300
                                                                     -------------

           Oil Refining/Marketing (2.4%)
  86,400   Ashland, Inc.                                                 5,303,232
                                                                     -------------

           Oilfield Services/Equipment (4.8%)
  67,800   Cooper Cameron Corp.*                                         3,824,598
 194,300   Superior Energy Services, Inc.*                               3,093,256
  97,220   Universal Compression Holdings, Inc.*                         3,783,802
                                                                     -------------
                                                                        10,701,656
                                                                     -------------
           Other Consumer Services (1.6%)
 188,000   MoneyGram International, Inc.                                 3,647,200
                                                                     -------------

           Other Transportation (2.2%)
 228,100   Laidlaw International Inc.*                                   4,965,737
                                                                     -------------

           Packaged Software (1.2%)
 254,076   MSC. Software Corp.*                                          2,619,524
                                                                     -------------

           Property - Casualty Insurers (3.2%)
  66,600   IPC Holdings. Ltd.(ADR) (Bermuda)                             2,811,186
 185,150   Old Republic International Corp.                              4,295,480
                                                                     -------------
                                                                         7,106,666
                                                                     -------------
           Real Estate Investment Trusts (2.3%)
  51,900   CarrAmerica Realty Corp.                                      1,575,165
 116,000   Reckson Associates Realty Corp.                               3,558,880
                                                                     -------------
                                                                         5,134,045
                                                                     -------------
           Regional Banks (1.5%)
  72,236   Commerce Bancshares, Inc.                                     3,472,385
                                                                     -------------

           Restaurants (2.4%)
 212,800   AFC Enterprises, Inc.*                                        5,264,672
                                                                     -------------

           Savings Banks (4.1%)
  83,400   Independence Community Bank Corp.                             3,277,620
 101,000   People's Bank                                                 3,740,030
  45,900   Webster Financial Corp.                                       2,058,615
                                                                     -------------
                                                                         9,076,265
                                                                     -------------
           Semiconductors (0.7%)
  42,100   International Rectifier Corp.                                 1,648,215
                                                                     -------------

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
           Specialty Insurance (5.0%)
 141,200   Assurant, Inc.                                                4,593,236
  11,100   Markel Corp.*                                                 3,785,100
  71,200   PMI Group, Inc. (The)                                         2,831,624
                                                                     -------------
                                                                        11,209,960
                                                                     -------------
           Specialty Stores (1.1%)
  95,200   Borders Group, Inc.                                           2,499,000
                                                                     -------------

           Telecommunication Equipment (0.5%)
  58,800   ADTRAN, Inc.                                                  1,053,108
                                                                     -------------

           Tools/Hardware (1.6%)
  92,400   Briggs & Stratton Corp.                                       3,584,196
                                                                     -------------

           Trucks/Construction/Farm Machinery (3.3%)
 164,600   AGCO Corp.*                                                   3,379,238
  94,330   Terex Corp.*                                                  4,060,907
                                                                     -------------
                                                                         7,440,145
                                                                     -------------
           TOTAL COMMON STOCKS
             (Cost $ 170,449,269)                                      212,351,640
                                                                     -------------

           PREFERRED STOCK (2.4%)
           Aerospace & Defense (2.4%)
 168,300   Empresa Brasileira de Aeronautica S.A.
             (ADR) (Brazil)                                              5,360,355
                                                                     -------------
             (Cost $ 4,442,298)

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                VALUE
----------                                                           -------------
           SHORT-TERM INVESTMENTS (2.8%)
           REPURCHASE AGREEMENT
 $6,297    Joint repurchase  agreement account 2.49%
             due 02/01/05 (dated 01/31/05; proceeds
             $ 6,297,435) (a)                                            6,297,000
                                                                     -------------
           (Cost $ 6,297,000)

           TOTAL INVESTMENTS
             (Cost $ 181,188,567)                          100.2%      224,008,995
           LIABILITIES IN EXCESS OF OTHER ASSETS            (0.2)         (525,236)
                                                           -----     -------------
           NET ASSETS                                      100.0%    $ 223,483,759
                                                           =====     =============

------------------
      ADR   American Depository Receipt.

      *     Non-income producing security.

      (a)   Collateralized by federal agency and U.S. Treasury obligations.

      (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $ 45,474,034 and the aggregate gross unrealized depreciation is $ 2,653,606, resulting in net unrealized appreciation of $ 42,820,428.
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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Small-Mid Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

                                       3